Business developments - Subsequent events (Details 4) $ in Millions, SFr in Billions	Mar. 27, 2024 USD ($)	Mar. 22, 2024 CHF (SFr)	Dec. 31, 2023 CHF (SFr)
Subsequent Event
Subsequent Event [Line Items]
Senior secured asset-based financing transferred to Apollo	$ 8,000
Swingline facility under the transferred financing facilities to Apollo	750
Expected net loss from conclusion of investment management agreement and assignment of the loan facilities	$ 900
Liquidity matters [Member]
Subsequent Event [Line Items]
Emergency Liquidity Assistance | SFr			SFr 38
Liquidity matters [Member] | Subsequent Event
Subsequent Event [Line Items]
Emergency Liquidity Assistance | SFr		SFr 19